Translation reserve Translation reserve table (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Equity	€ 2,299.0	€ 2,126.1	€ 2,556.7	€ 2,059.1
Equity (restated)		2,126.1		2,090.4
Gains (losses) on exchange differences on translation, before tax	31.7	(23.6)	19.2
Gains (losses) on hedges of net investments in foreign operations, net of tax	(12.9)	13.5	(13.2)
Other comprehensive income/(loss) for the year	53.7	(40.9)	(44.9)
Reserve of exchange differences on translation, hedging relationships for which hedge accounting is no longer applied	50.8	46.4
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of reserves within equity [line items]
Equity				31.3
Hedges of net investment in foreign operations
Disclosure of reserves within equity [line items]
Reserve of exchange differences on translation, continuing hedges		17.3
Reserve of exchange differences on translation, continuing hedges		17.3
Translation reserve
Disclosure of reserves within equity [line items]
Equity attributable to owners of the parent (restated)		84.7
Equity	105.1	84.7	94.8	88.8
Equity (restated)		86.3	94.8	88.8
Other comprehensive income/(loss) for the year	18.8	(10.1)	6.0
Translation reserve | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of reserves within equity [line items]
Equity		1.6	0.0	€ 0.0
GBP net investments [Member]
Disclosure of reserves within equity [line items]
Gains (losses) on exchange differences on translation, net of tax	€ 24.6	€ (25.7)	€ 19.0